Note 15 - Selling and Marketing Expenses - Schedule of Selling and Marketing Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Other	$ 26	$ 1	$ 33	$ 1	$ 1	$ 14
Total	431	95	973	399	639	524
Selling and Marketing Expense [Member]
Salary and employee benefits	247	91	594	380	611	432
Professional fees	140	1	282	6	6	27
Travel	$ 18	$ 2	$ 64	$ 12	$ 21	$ 51